SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Ms. Liao [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[1]	$ 5,278	$ 5,007
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	1,006	942
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 6,284	$ 5,949

[1]	Ms. Liao is our Executive Director, our Human Resources and Administrative Director and the controlling shareholder of our Company, and the amount was related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.
[2]	Mr. Ng is our Executive Director, our Chief Operating Officer and a shareholder of our Company, and the amount was related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.